Description of Business (Details Narrative) - USD ($) $ in Thousands	4 Months Ended	6 Months Ended	12 Months Ended
	Apr. 21, 2020	Jun. 30, 2021	Dec. 31, 2020	Mar. 31, 2021	Jan. 04, 2021	Jun. 30, 2020
Junior Loan II [Member]
Repayments of Debt	$ 5,000
Navios Partners [Member]
Percentage of ownership		9.70%			12.60%
Navios Containers [Member]
Ownership percentage of Navios Holdings			3.90%
Percentage of ownership		0.00%		3.90%
Navios Acquisition [Member]
Ownership percentage of Navios Holdings		28.00%
Percentage of ownership		28.00%
Navios Europe II [Member]
Percentage of ownership						47.50%
Navios Europe II [Member] | Junior Loan II [Member]
Repayments of Debt	$ 5,000
Navios Logistics Subsidiary [Member]
Entity Incorporation, Date of Incorporation		Dec. 17, 2007
Ownership percentage of Navios Holdings		63.80%
Navios Holdings [Member] | Navios Europe II [Member]
Percentage of ownership		47.50%
Voting interests		50.00%
Navios Acquisition [Member] | Navios Europe II [Member]
Percentage of ownership		47.50%
Voting interests		50.00%
Navios Partners [Member] | Navios Europe II [Member]
Percentage of ownership		5.00%
Voting interests		0.00%